Intangible Assets (Details) - Schedule of estimated amortization	Jan. 31, 2023 USD ($)
Schedule of Estimated Amortization [Abstract]
2024	$ 113,109
2025	113,109
2026	113,109
2027	113,109
2028	113,109
2029 and thereafter	214,885
Total	$ 780,430